Income Taxes (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Increase of income tax expense	¥ 20,982
Approximate effective statutory rate of corporate income tax	30.60%	30.60%	30.60%
Undistributed earnings (losses) of foreign subsidiaries	¥ 130,790	¥ 110,552
Operating loss carryforwards	199,246
Tax credit carryforwards	¥ 9,268